PROSPECTUS
July 21, 1999
As Amended June 15, 2000


                               SCHWAB
                               YIELDPLUS FUND(TM)


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  SCHWABFUNDS(R)

[INSIDE FRONT COVER]

SCHWAB YIELDPLUS FUND(TM)


        ABOUT THE FUND


  4     Strategy

  5     Main Risks

  6     Performance

  6     Fees and Expenses

  7     Fund Management

        INVESTING IN THE FUND


  9     Schwab Accounts

 10     Buying Shares

 11     Selling/Exchanging Shares

 12     Transaction Policies

 13     Distributions and Taxes

SCHWAB YIELDPLUS FUND(TM)

TICKER SYMBOLS            INVESTOR SHARES: SWYPX          SELECT SHARES: SWYSX

GOAL

THE FUND SEEKS HIGH CURRENT INCOME WITH MINIMAL CHANGES IN SHARE PRICE.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN INVESTMENT-GRADE (HIGH AND CERTAIN MEDIUM QUALITY) BONDS. These may include fixed-, variable- or floating-rate corporate, mortgage-backed and asset-backed debt securities from U.S. and foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies. To help maintain a very high degree of share price stability and preserve investors' capital, the fund seeks to keep the average effective maturity of its overall portfolio at one year or less. However, in seeking to enhance its potential yields, the fund may invest in bonds with effective or final maturities of any length and may invest up to 25% of assets in lower quality bonds (sometimes called junk bonds) that are rated as low as BB or Ba by at least one nationally recognized rating service or are the unrated equivalent.


The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average effective maturity based on actual or anticipated changes in interest rates or credit quality. In the event a portfolio security was downgraded below B, the manager would promptly sell the security. The manager also may use risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to reduce share price volatility, increase income and otherwise manage the fund's exposure to investment risks.


The fund's investment strategy is designed to offer the potential for somewhat higher yields than a money market fund, although unlike a money market fund, its share price will fluctuate. In exchange for seeking minimal fluctuation in share price, the fund may offer lower long-term performance than stock investments or certain other bond investments.

RISK MANAGEMENT


The fund may use a variety of techniques to manage risk and increase income. Certain types of derivatives (investments whose value is based on one or more securities, rates or indices) can be cost-effective risk management tools.



For example, the fund may buy and sell futures contracts to manage interest rate changes. By doing this, the fund has the potential to reduce the share price volatility that tends to be a characteristic of bond funds.



These investments, such as swap agreements also may produce additional income for the fund.


                               4  YIELDPLUS FUND(TM)

Investors with investment horizons of one year or more who are seeking an alternative to a money fund or other fixed-income fund may want to consider this fund.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also may be low. Changes in interest rates also may affect the fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. This risk is greater when the fund holds bonds with longer maturities.

THE FUND IS NOT A MONEY MARKET FUND OR A BANK DEPOSIT. Its shares are not insured or guaranteed. Because the fund's share price may move up and down, the value of your investment in the fund will fluctuate, which means you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is generally considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. This risk is greater with lower-quality bonds.

SOME INVESTMENTS CARRY ADDITIONAL RISKS. To the extent that the manager decides to invest in foreign or lower quality bonds, the fund takes on a greater exposure to certain risks. Prices of foreign bonds may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from lack of reliable issuer information to the risk of political upheaval. Prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about an issuer, an industry or the overall economy. With certain mortgage- and asset-backed bonds, a primary risk is the possibility that the bonds may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund's yield or share price.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

OTHER MAIN RISK FACTORS


While the fund intends to use techniques to manage risk and increase income, they could hurt the fund's performance if they don't perform as expected.



For example, if the fund uses a technique involving a derivative, such as a futures contract, for the purpose of offsetting price changes in the fund's portfolio, but the technique does not precisely offset the price changes, the fund's share price could fall. The fund's performance also could be hurt if the counterparty to a derivative did not honor its contractual obligations to the fund.


The cost of derivatives may have the effect of increasing fund expenses. While the decision to use or not use a given risk management technique depends on market conditions, these costs could at times outweigh the benefits the fund realizes from these techniques.



                               5  YIELDPLUS FUND(TM)

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 10.



 FEE TABLE (%)

                                                        INVESTOR    SELECT
                                                         SHARES     SHARES
--------------------------------------------------------------------------------
 SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
 Redemption fee, charged only on
 shares you sell within 90 days of buying them           0.25           0.25

 ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
 Management fees                                         0.35        0.35
 Distribution (12b-1) fees                               None        None
 Other expenses*                                         0.39        0.24
                                                        ========================
 Total annual operating expenses                         0.74        0.59

 EXPENSE REDUCTION                                       0.19        0.19
                                                        ------------------------
 NET OPERATING EXPENSES**                                0.55        0.40
                                                        ========================

*  Based on estimated expenses for the current fiscal year.

** Guaranteed by Schwab and the investment adviser through 10/31/2000.

 ESTIMATED EXPENSES ON A $10,000 INVESTMENT

 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                                   1 YEAR    3 YEARS
--------------------------------------------------------------------------------
 Investor Shares                      $59       $221
 Select Shares                        $44       $173

                              6 YIELDPLUS FUND(TM)

FUND MANAGEMENT


THE FUND'S INVESTMENT ADVISER, CHARLES SCHWAB INVESTMENT MANAGEMENT, INC., HAS MORE THAN $92 BILLION UNDER MANAGEMENT.

THE INVESTMENT ADVISER for the Schwab YieldPlus Fund(TM) is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than 4 million accounts. (All figures on this page are as of 6/23/1999).

As the investment adviser, the firm oversees the asset management and administration of the Schwab YieldPlus Fund(TM) Fund. As compensation for these services, the firm receives a management fee from the fund. This fee is calculated as follows: 0.35% of the fund's assets up to $500 million, and 0.30% of the fund's assets over $500 million.

KIMON DAIFOTIS, CFA, a vice president of the investment adviser, has overall responsibility for fund management. Prior to joining the firm in October 1997, he worked for more than 17 years in research and asset management.


                                FUND MANAGEMENT 7

INVESTING IN THE FUND

As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a share class and a distribution option for your investment. Helpful information on taxes is included as well.


                            8 INVESTING IN THE FUND

SCHWAB ACCOUNTS

DIFFERENT TYPES OF SCHWAB BROKERAGE ACCOUNTS ARE AVAILABLE, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the fund.

For example, when you sell shares in the fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink(TM), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


                                                         INVESTING IN THE FUND 9

BUYING SHARES

Shares of the fund may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.




STEP 1

 CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The minimums shown below are for each share class.


                    MINIMUM INITIAL         MINIMUM ADDITIONAL
SHARE CLASS         INVESTMENT              INVESTMENTS              MINIMUM BALANCE
Investor Shares     $2,500 ($1,000 for      $500 ($100 for           $1,000 ($500 for
                    retirement and          Automatic Investment        retirement and
                    custodial accounts)     Plan)                    custodial accounts)


Select Shares(TM)   $50,000                 $1,000                   $40,000


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
Reinvestment           All dividends and capital gain distributions are invested
                       automatically in shares of your share class.

Cash/reinvestment      You receive payment for dividends, while any capital gain
mix                    distributions are invested in shares of your share class.

Cash You receive payment for all dividends and capital gain distributions.

STEP 3

PLACE YOUR ORDER using any of the methods described at right. Make checks payable to Charles Schwab & Co., Inc.

10 INVESTING IN THE FUND

SELLING/EXCHANGING SHARES

Use any of the methods described below to sell shares of the fund. When selling or exchanging shares, please be aware of the following policies:

-    The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash if they exceed 1% of the fund's assets or $250,000 in any 90 day period.

- As indicated in the fund's fee table, the fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that have been held for less than 90 days; in attempting to minimize this fee, the fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- There is no redemption fee when you exchange between share classes within this fund.

- Exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING ORDERS

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

SCHWABLINK
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab branch office.

     WHEN PLACING ORDERS

     With every order to buy, sell or exchange shares, you will need to include the following information:

-    Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

-    The name and share class of the fund whose shares you want to buy or sell

-    The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-    When selling shares, how you would like to receive the proceeds

     Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

                                                        INVESTING IN THE FUND 11

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The fund calculates its share price each business day, for each share class, after the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

In valuing its securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

Because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities

-    To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-    To withdraw or suspend any part of the offering made by this prospectus


12 INVESTING IN THE FUND

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 25th of every month (or next business day, if the 25th is not a business day), except that in December dividends are paid on the last business day of the month. The fund expects to pay any capital gain distributions every year, typically in December, to all shareholders of record.


UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

FOR TAX PURPOSES, AN EXCHANGE BETWEEN FUNDS IS DIFFERENT FROM AN EXCHANGE BETWEEN CLASSES. An exchange between funds is considered a sale. An exchange between classes within a fund is not reported as a taxable sale.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

                                                        INVESTING IN THE FUND 13

NOTES


14 NOTES

                                                                        NOTES 15

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room.

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000
www.schwab.com/schwabfunds

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

SEC FILE NUMBER
Schwab Yield Plus Fund        811-6200

SCHWAB
YIELDPLUS FUND(TM)

                                                                      Prospectus

                                                                   July 21, 1999


                                                        As Amended June 15, 2000


                                                                  SCHWABFUNDS(R)


MKT4087FLT-1